Income Taxes - Income tax (benefit)/expense on income/(loss)by jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Federal, State and Local, Tax Expense (Benefit) [Abstract]
U.K.	$ 4,374	$ 1,288	$ 677
Other	20,206	15,855	9,959
Total current	29,667	37,544	18,541
Deferred Federal, State and Local, Tax Expense (Benefit) [Abstract]
U.K.	(8,254)	(15,932)	0
Other	(12,331)	(8,277)	(7,293)
Total deferred	(17,369)	(40,242)	(8,340)
Income tax expense	(12,298)	2,698	(10,201)
Recurring
Deferred Federal, State and Local, Tax Expense (Benefit) [Abstract]
Employee Phantom Share Receivable Non Current Liabilities, Fair Value Disclosure		393
Level 2 | Recurring
Deferred Federal, State and Local, Tax Expense (Benefit) [Abstract]
Employee Phantom Share Receivable Non Current Liabilities, Fair Value Disclosure		393
U.S. Federal
Current Federal, State and Local, Tax Expense (Benefit) [Abstract]
U.S.	4,798	17,540	6,917
Deferred Federal, State and Local, Tax Expense (Benefit) [Abstract]
U.S.	5,987	(15,020)	(824)
U.S. State
Current Federal, State and Local, Tax Expense (Benefit) [Abstract]
U.S.	289	2,861	988
Deferred Federal, State and Local, Tax Expense (Benefit) [Abstract]
U.S.	$ (2,771)	$ (1,013)	$ (223)